Segment information: Additional information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating segments:
Agreement term	50 years
Aeropuerto de Cancun
Operating segments:
Proportion of interest in subsidiary	100.00%	100.00%
Airplan
Operating segments:
Proportion of interest in subsidiary	100.00%
Aerostar
Operating segments:
Proportion of interest in subsidiary	60.00%